Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Cost of Revenue

A.	Cost of revenue

	For the year ended December 31
	2024	2023	2022
	NIS in thousands

Payroll and associated expenses	2,105	8,401	6,567
Farm operating expenses	7,399	12,132	13,673
Purchases	211,112	240,765	282,029
Depreciation	4,543	5,295	4,780
Changes in inventory*	(21,907)	(19,379)	(77,322)
	203,252	247,214	229,727

*	In 2024, the Company recorded inventory impairment in the total amount of NIS 16 million.

Schedule of General and Administrative Expenses

B.	General and administrative expenses:

	For the year ended December 31
	2024	2023	2022
	NIS in thousands

Payroll and associated expenses	8,053	10,329	10,960
Consulting and professional expenses	9,599	8,555	7,759
Directors’ fees	289	431	821
Insurance	1,640	1,749	2,147
Rent and maintenance	5,796	5,958	5,997
Provision for doubtful debts	16,878	4,363	(20)
Fees	627	680	302
Depreciation	8,666	7,871	4,224
Other	2,121	2,674	3,892
	53,669	42,610	36,082

Schedule of Sales and Marketing Expenses

C.	Sales and Marketing:

	For the year ended December 31
	2024	2023	2022
	NIS in thousands

Payroll and associated expenses	32,515	31,332	36,225
Commission distribution	15,453	14,834	5,597
Other	6,257	7,103	14,711
	54,225	53,269	56,533

Schedule of Other Expenses (Income)

D.	Other expenses (income):

	For the year ended December 31
A. Other income	2024	2023	2022
	NIS in thousands

Remeasurement of contingent consideration	-	897	10,572
Government reimbursements (Note 1(2) and Note 12B(A))	32,897	30,080	-
Remeasurement of provision for impairment of other receivables	2,403	1,277	-
Other	1,942	1,632	300
	37,242	33,886	10,872

B. Other expenses	For the year ended December 31
	2024	2023	2022
	NIS in thousands
Remeasurement of contingent consideration	-	1,964	-
Impairment losses on goodwill	-	63,101	-
Impairment losses on Property, plant and equipment	-	4,589	-
Changes in loan measured at fair value through profit or loss	12,558	2,330	-
Remeasurement of provision for impairment of other receivables	-	-	-
Provision for impairment (See Note 12B)	-	-	11,729
Other	11,879	9,040	1,271
	24,437	81,024	13,000